31-Aug-2012
Principal Note
Payment Factor
41,965,350.27 0.123201
0.00 1.000000
0.00 1.000000
0.00 1.000000
41,965,350.27
Interest per
Payment Interest Rate Interest Payment $1000 Face Amount
Interest & Principal Interest & Principal
per $1000 Face Amount
Total
747,762.86
$42,713,113.13
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Class A-3 Notes 0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-2 Notes 0.660000% 272,250.00 0.550000 272,250.00 0.550000
Class A-1 Notes 0.343780% 26,619.13 0.077157 41,991,969.40 121.715853
Current Overcollateralization Amount 305,575,825.39 18.00%
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
present value of Base Residual Value 1,000,113,898.17 970,277,722.25 959,587,925.61
Amount Percentage
Total Securitization Value
1,697,643,474.41
1,475,309,676.75
1,433,344,326.48
present value of lease payments 697,529,576.24 505,031,954.50 473,756,400.87
Total Note Balance
1,430,264,000.00
1,169,733,851.36
1,127,768,501.09
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Class A-1 Notes 345,000,000.00 84,469,851.36 42,504,501.09 121.638696
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00 0.000000
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
17-Sep-2012 Actual/360 Days 33
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Aug-2012 15-Sep-2012 30/360 Days 30
Record Date 14-Sep-2012
Payment Date 17-Sep-2012
Interest Period of the Class A-1 Notes (from... to) 15-Aug-2012
Collection Period No. 6
Collection Period (from... to) 1-Aug-2012 31-Aug-2012
Determination Date 13-Sep-2012
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended Amounts in USD
Dates
Net Sales Proceeds-early terminations (including Defaulted Leases) 17,907,316.33
Total Available Funds
53,844,650.96
Regular Principal Distribution Amount 41,965,350.27 41,965,350.27 0.00
Principal Distribution Amount 41,965,350.27 41,965,350.27 0.00
Interest Distributable Amount Class A Notes 747,762.86 747,762.86 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 272,250.00 272,250.00 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
Monthly Interest Distributable Amount 747,762.86 747,762.86 0.00
thereof on Class A-1 Notes 26,619.13 26,619.13 0.00
Total Servicing Fee 1,229,424.73 1,229,424.73 0.00
Total Trustee Fee
0.00 0.00 0.00
Distribution Detail
Amount Due Amount Paid Shortfall
Total Available Collections
53,844,650.96 (9) Excess Collections to Certificateholders 9,902,113.10
Reserve Account Draw Amount 0.00
Total Distribution
53,844,650.96
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 3,011.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Subtotal
53,841,639.96 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 41,965,350.27
Excess wear and tear included in Net Sales Proceeds 4,466.26 (3) Interest Distributable Amount Class A Notes 747,762.86
Excess mileage included in Net Sales Proceeds 68,978.63 (4) Priority Principal Distribution Amount 0.00
Nonrecoverable Advances to the Servicer 0.00
Net Sales Proceeds-scheduled terminations 4,298,271.84 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Available Funds
Distributions
Lease Payments Received 31,636,051.79 (1) Total Servicing Fee 1,229,424.73
Cumulative Turn-in Ratio 62.13%
Proportion of base prepayment assumption realized life to date 154.96%
Actual lifetime prepayment speed 0.64%
Weighted Average Seasoning (months) 12.37 18.45
Aggregate Base Residual Value 1,139,551,610.25 1,056,621,464.67
Weighted Average Securitization Rate 6.66% 6.64%
Weighted Average Remaining Term (months) 25.04 18.84
Securitization Value end of Collection Period 1,433,344,326.48 41,666
Pool Factor 84.43%
As of Cutoff Date Current
Terminations- Scheduled 3,488,196.88
Repurchase Payment (excluding interest) 0.00
Gross Losses 1,322,860.38
Securitization Value beginning of Collection Period 1,475,309,676.75 42,345
Principal portion of lease payments 23,073,909.17
Terminations- Early 14,080,383.84
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Investment Earnings
Net Investment Earnings on the Reserve Fund 442.17
Net Investment Earnings on the Exchange Note
Collection Account
2,568.83
Investment Earnings for the Collection Period 3,011.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 442.17
minus Net Investment Earnings 442.17
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(1.102%)
Less sales proceeds and other payments received during
Collection Period
21,523,995.04
Current Residual Loss / (Gain) (3,628,726.37)
Cumulative Residual Loss / (Gain) (18,702,572.74)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.002%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 17,895,268.67
Less Recoveries 300,074.55
Current Net Credit Loss / (Gain) (85,281.38)
Cumulative Net Credit Loss / (Gain) 31,147.98
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 996,172.43
Less Liquidation Proceeds 781,379.26
91-120 Days Delinquent 164,482.35 6 0.01%
Total 1,433,344,326.48 41,666 100.00%
31-60 Days Delinquent 2,439,360.90 67 0.17%
61-90 Days Delinquent 633,406.72 17 0.04%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,430,107,076.51 41,576 99.77%